SHORT-TERM DEBT AND LONG-TERM DEBT - Main Amortization (Details) R$ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2025 USD ($)
SHORT-TERM DEBT AND LONG-TERM DEBT
Repayments of borrowings					R$ 7,994,826	R$ 3,269,587	R$ 2,830,684
Bonds maturing in October 2027
SHORT-TERM DEBT AND LONG-TERM DEBT
Repayments of borrowings			R$ 1,316	$ 238
Debt with first-tier financial institutions
SHORT-TERM DEBT AND LONG-TERM DEBT
Repayments of borrowings	R$ 60,000
Debt associated with derivative instruments
SHORT-TERM DEBT AND LONG-TERM DEBT
Repayments of borrowings	428,000
Debt from top-tier financial institutions
SHORT-TERM DEBT AND LONG-TERM DEBT
Repayments of borrowings	1,165,000
Debt secured by export contracts
SHORT-TERM DEBT AND LONG-TERM DEBT
Repayments of borrowings	275,000	$ 50
Bonds with maturity in 2030
SHORT-TERM DEBT AND LONG-TERM DEBT
Principal amount	R$ 2,700				R$ 2,700			$ 500